Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	$ 169,834	$ 187,014	$ 183,012
Participation in expenses	394	1,487	2,576
Supplies from affiliated companies	6,240	8,476	$ 13,467
Trade receivables and other receivables	60,702	67,250
Trade payables and advances	$ 57,439	$ 34,890
Israeli Partnership
Related Party Transaction [Line Items]
Joint venture, ownership percentage	50.00%
Israeli Subsidiary
Related Party Transaction [Line Items]
Ownership percentage	50.00%
Subsidiaries | Elbit Systems of America, LLC
Related Party Transaction [Line Items]
Ownership percentage	50.00%